Subsequent Event - Additional Information (Detail) (USD $)	1 Months Ended		1 Months Ended
	Feb. 22, 2013	Dec. 31, 2012	Feb. 22, 2013 Subsequent Event	Jul. 19, 2013 Subsequent Event Collin Bank
Subsequent Event [Line Items]
Cost of acquired entity, purchase price				$ 29,100,000
Stock split ratio (percent)	3.2		3.2
Common stock, par value (usd per share)	$ 0.01	$ 1	$ 0.01
Deferred transaction cost		$ 603,000